SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012




[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

 ===============================================================

        SEMIANNUAL REPORT
        USAA EMERGING MARKETS FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        NOVEMBER 30, 2012

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         26

   Financial Statements                                                      28

   Notes to Financial Statements                                             31

EXPENSE EXAMPLE                                                              51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EMERGING MARKETS FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of emerging market companies. This policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Lazard Asset Management                        Brandes Investment Partners, L.P.
   JAI JACOB                                      AL CHAN, CFA
   JAMES M. McDONALD, CFA                         DOUG EDMAN, CFA
   KEVIN O'HARE, CFA                              CHRIS GARRETT, CFA
                                                  LOUIS LAU
Victory Capital Management, Inc.                  GREG RIPPEL, CFA
   MARGARET LINDSAY                               GERARDO ZAMORANO, CFA
   TIFFANY KUO, CFA
   JOSHUA LINDLAND, CFA

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o HOW DID THE USAA EMERGING MARKETS FUND (THE FUND SHARES) PERFORM DURING THE
  REPORTING PERIOD?

  For the reporting period ended November 30, 2012, the Fund Shares had a total return of 8.80%. This compares to a return of 12.63% for the MSCI Emerging Markets Index (the Index) and 12.90% for the Lipper Emerging Markets Funds Index.

  The Fund was managed during most of the reporting period by Batterymarch Financial Management, Inc. (Batterymarch) and The Boston Company Asset Management, LLC (The Boston Company). Prior to the end of the reporting period, these two subadvisers were replaced by: Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management (Lazard), and Victory Capital Management, Inc. (Victory).

  Refer to page 9 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA EMERGING MARKETS FUND

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o PLEASE CHARACTERIZE PERFORMANCE FOR THE BATTERYMARCH PORTION OF THE FUND.

  Batterymarch managed their portion of the Fund until October 15, 2012. During the period from June 1, 2012, until that time, their portion of the Fund underperformed the Index modestly, with most of the underperformance occurring during the month of August. That month was challenging in both absolute and relative terms, as equity markets turned extremely volatile. Investors rotated away from risk, reacting to weakening global growth and sovereign debt concerns across developed markets. For the period, stock selection was mixed at the country level, adding value in India, South Africa, Brazil, and Mexico, but detracting within China, Russia, and Taiwan. Country weighting decisions added value, most notably from an overweight in Turkey and an underweight in Taiwan.

  At the security level, India's HDFC Bank Ltd. ADR and Larsen & Toubro Ltd. GDR were two of the largest contributors to relative return by virtue of their overweight to the benchmark as well as strong returns for the period. Both posted returns in excess of the benchmark, as did KGHM Polska Miedz S.A., another major contributor. Kia Motors Corp., which had been an outperformer in the past, was the primary detractor. Other securities that were overweight and underperformed were China's Evergreen Real Estate Group and Ghangzhou R&F Properties.

o HOW DID THE BOSTON COMPANY'S PORTION OF THE PORTFOLIO PERFORM?

  The Boston Company portion of the Fund outperformed its benchmark during the period from June 1, 2012, through October 15, 2012. From a sector standpoint, their portion benefited from holdings in the

  You will find a complete list of securities that the Fund owns on pages 16-25.

  HDFC Bank Ltd. ADR, Larsen & Toubro Ltd. GDR, KGHM Polska Miedz S.A., Evergreen Real Estate Group and Ghangzhou R&F Properties were sold out of the Fund prior to November 30, 2012.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

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  telecommunication services, materials, energy, financials, and utilities sectors. Conversely, selections in the consumer discretionary, information technology, and consumer staples sectors detracted the most from relative performance. On a country basis, holdings in South Korea, Brazil, and India contributed the most to relative return. Stock selection in South Africa, China, and Mexico detracted the most.

o HOW DID THE BRANDES PORTION OF THE FUND PERFORM?

  The Brandes portion of the Fund underperformed the benchmark in the one-month period prior to period end. Brandes' holdings in China (Yingde Gases Group Co.), the United Arab Emirates (DP World Ltd. and Air Arabia), software (AsiaInfo-Linkage Inc.), and auto-related holdings (automobiles and auto components such as Hyundai Motor Co. Ltd. and Halla Climate Control Corp.) contributed to returns. In contrast, their underweight allocation in India and overweight in Brazil relative to the Index detracted. Additionally, holdings in the aerospace & defense (Embraer S.A. ADR), and oil, gas & consumable fuels (OAO Gazprom ADR) industries had a negative impact on performance.

  Based on their bottom-up stock selection, Brandes' most significant country allocations as of period end, were in Brazil, South Korea, China, and Russia. From an industry perspective, their largest weightings were in commercial banks; wireless telecommunications services; and oil, gas, and consumable fuels.

o WHAT IS BRANDES' INVESTMENT APPROACH AND STRATEGY?

  Brandes is a bottom-up, Graham & Dodd value manager with a focus on creating long-term value. Their process relies on fundamental analysis by their team of experienced equity analysts coupled with bottom-up portfolio construction by a dedicated emerging market investment committee. While they monitor short-term events in the emerging markets, their investment philosophy focuses on

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4  | USAA EMERGING MARKETS FUND

================================================================================

  company-by-company analysis. They take a long-term perspective and believe that very little short-term "market news" provides useful information to investors.

  In all market environments, they search for and hold what they believe to be fundamentally sound companies trading at discounts to Brandes' estimates of fair value. They believe that this strategy will provide patient long-term investors with favorable results.

o PLEASE DESCRIBE THE PERFORMANCE OF LAZARD'S PORTION OF THE FUND.

  The Lazard portion of the Fund underperformed the benchmark in the one-month period prior to period end. On a sector basis, stock selection in consumer discretionary and a lack of exposure to utilities added to relative performance. Conversely, stock selection in the energy, industrials, and financials sectors detracted from relative performance. On a country basis, stock selection in Brazil contributed to relative returns, as did an out-of-index exposure to Macau, and a lack of exposure to Malaysia. On the other hand, stock selection and an overweight exposure to Russia, an underweight position in Taiwan, and stock selection in South Korea detracted from relative returns in the one-month period.

o WHAT IS LAZARD'S OUTLOOK?

  Our current outlook recognizes that fiscal policymakers seem to be gradually (and fitfully, in some cases) coming to the table to adjust budgets to the new realities of slower growth and demographic trends.

  The growth risk posed by the potential for a sudden contraction in deficit spending in the United States reflects political posturing in the aftermath of a hard-fought election. We expect the "fiscal cliff crisis" to be averted in several steps without much injury to the underlying

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  growth trend, which we believe remains sub-par and dependent on continued bond purchases by the Federal Reserve. The prospect for a repeal of the U.S. debt ceiling -- a low probability but, at least, under consideration -- is both credit- and growth-friendly, in our view.

  The initial phases of China's leadership transition resulted in a more decisive switchover of ultimate power than in prior episodes, and in a tighter core within the Politburo Standing Committee. While some were disappointed by the under-representation in key posts of advocates of quicker reform, we expect China to continue to move in that direction, albeit more gradually than we had hoped. Meanwhile, as economic reports are encouraging relative to a more cautious consensus, we believe valuations are more attractive, and the premium of locally-traded shares has been extinguished, suggesting investors are more prudent about near-term opportunities.

  Despite the rebound of European markets and investors' risk appetite based on extraordinary measures to address near-term liquidity risks, structural problems persist. While the likelihood of the worst outcomes has decreased, political differences could impede progress toward a long-term solution in Europe.

  Major economies around the world continue to slow, and increasingly, multinational companies are revising down their profit estimates, blaming weaker conditions on operations in Europe and China, and uncertainty in the United States. The resolution of that uncertainty will likely boost sentiment when it occurs, but will not likely precipitate a significant boost in growth, in our view.

o HOW DID VICTORY'S PORTION OF THE PORTFOLIO PERFORM?

  Victory's portion of the Fund outperformed its benchmark during the one-month period prior to period end. Stock selection was positive and added value across most sectors. Their holdings in distribution services, consumer services, and industrial services were among the top contributors, while positions in health technology and retail trade were subtractive. On a country basis, stock selection was strong

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6  | USAA EMERGING MARKETS FUND

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  in Indonesia, Malaysia, and the Philippines, more than offsetting detractors in Hong Kong and South Korea.

  At the stock level, top contributors included Yoma Strategic Holdings Ltd., a Singapore-listed real estate developer based in Myanmar; Erajaya Swasembada Tbk PT, an Indonesian distributor of mobile communication products; and Wijaya Karya Persero Tbk PT, an Indonesian civil engineering firm. NCsoft Corp., a South Korean on-line game developer; Shandong Weigao Group Medical Polymer Co. Ltd., a Chinese medical consumables manufacturer; and SBS Contents Hub Co. Ltd., a South Korean Internet content provider, detracted from returns.

o WHAT IS VICTORY'S OUTLOOK?

  Although the outlook for European economic growth remains subdued, Victory believes that a modest pickup there and in the United States could provide a boost to international trade, with export-oriented emerging market countries among the prime beneficiaries. The Chinese economy appears to be stabilizing. Victory also thinks that overall inflationary pressure is likely to remain relatively benign.

  Growth drivers in Victory's emerging markets small-cap portfolio continue to reflect mainly local themes that are largely intact going forward. Gross domestic product growth forecasts, though they have been adjusted downward, nevertheless remain robust when compared with developed countries. Victory believes that the emerging markets small-cap asset class offers a unique and attractive opportunity to invest directly in companies that are beneficiaries of secular trends in the emerging world. They also believe that the pricing inefficiency of small-cap equities, combined with access to the most entrepreneurial and high-growth businesses in the global economy, justifies a long-term strategic allocation in this sub-sector.

  Thank you for your investment in the Fund.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES (FUND SHARES) (Ticker Symbol: USEMX)


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                                         11/30/12                   5/31/12
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Net Assets                            $487.9 Million            $670.7 Million
Net Asset Value Per Share                 $16.81                    $15.45


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*            1 Year           5 Years           10 Years

          8.80%                     2.11%            -4.13%            12.67%

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                            5 Years                           10 Years

  12.61%                             -3.19%                            13.55%


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                          EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------

                                      1.64%

               (includes acquired fund fees and expenses of 0.06%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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8  | USAA EMERGING MARKETS FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               MSCI EMERGING         LIPPER EMERGING            USAA EMERGING
               MARKETS INDEX       MARKETS FUNDS INDEX       MARKETS FUND SHARES
11/30/02        $10,000.00             $10,000.00                $10,000.00
12/31/02          9,667.74               9,752.88                  9,777.12
01/31/03          9,625.65               9,696.38                  9,658.25
02/28/03          9,365.86               9,467.66                  9,390.79
03/31/03          9,100.29               9,162.37                  9,123.33
04/30/03          9,910.87              10,045.18                 10,000.00
05/31/03         10,622.19              10,767.50                 10,742.94
06/30/03         11,227.60              11,309.53                 11,263.00
07/31/03         11,930.75              11,827.24                 11,887.07
08/31/03         12,731.54              12,617.43                 12,496.29
09/30/03         12,824.88              12,897.28                 12,778.60
10/31/03         13,916.24              13,901.90                 13,744.43
11/30/03         14,087.25              14,108.16                 13,997.03
12/31/03         15,108.53              15,306.89                 14,962.85
01/31/04         15,645.11              15,744.55                 15,423.48
02/29/04         16,366.82              16,451.28                 16,092.12
03/31/04         16,577.12              16,671.92                 16,196.14
04/30/04         15,221.82              15,357.92                 15,200.59
05/31/04         15,020.02              15,058.22                 14,947.99
06/30/04         14,990.18              15,135.54                 15,141.16
07/31/04         14,725.12              14,913.41                 14,918.28
08/31/04         15,341.52              15,492.92                 15,364.04
09/30/04         16,227.60              16,401.40                 16,092.12
10/31/04         16,616.36              16,901.92                 16,493.31
11/30/04         18,155.45              18,291.90                 17,994.06
12/31/04         19,029.48              19,239.80                 18,882.24
01/31/05         19,089.71              19,308.19                 18,702.98
02/28/05         20,765.96              20,918.13                 20,122.14
03/31/05         19,397.88              19,495.85                 18,717.92
04/30/05         18,880.86              19,018.76                 18,344.46
05/31/05         19,545.63              19,607.17                 18,807.55
06/30/05         20,220.32              20,258.02                 19,509.66
07/31/05         21,651.07              21,656.45                 20,734.62
08/31/05         21,845.97              21,993.18                 20,824.25
09/30/05         23,883.02              23,916.65                 22,482.42
10/31/05         22,322.62              22,474.49                 20,913.88
11/30/05         24,170.87              24,159.00                 22,377.85
12/31/05         25,602.70              25,522.11                 23,705.31
01/31/06         28,477.87              28,459.70                 25,856.24
02/28/06         28,450.74              28,293.15                 25,871.28
03/31/06         28,705.78              28,677.07                 26,397.73
04/30/06         30,754.10              30,708.51                 28,157.58
05/31/06         27,538.90              27,332.13                 25,299.70
06/30/06         27,480.55              27,196.75                 25,149.29
07/31/06         27,891.54              27,781.32                 25,299.70
08/31/06         28,616.13              28,537.90                 25,826.16
09/30/06         28,856.66              28,750.28                 26,277.40
10/31/06         30,228.39              30,251.83                 27,465.67
11/30/06         32,480.19              32,239.69                 29,421.06
12/31/06         33,945.71              33,706.94                 30,665.42
01/31/07         33,594.05              33,545.46                 30,498.18
02/28/07         33,399.46              33,230.73                 30,118.10
03/31/07         34,742.30              34,497.48                 31,167.14
04/30/07         36,355.67              36,131.77                 32,398.62
05/31/07         38,165.80              38,076.20                 34,466.29
06/30/07         39,971.04              39,402.25                 35,728.18
07/31/07         42,100.73              40,830.66                 37,202.92
08/31/07         41,219.83              39,945.60                 36,564.37
09/30/07         45,775.09              43,820.74                 39,620.27
10/31/07         50,883.53              48,496.39                 43,573.18
11/30/07         47,279.72              45,516.49                 40,684.52
12/31/07         47,448.62              45,926.69                 40,971.18
01/31/08         41,541.21              40,854.58                 37,307.36
02/29/08         44,622.57              42,637.73                 38,829.77
03/31/08         42,265.22              40,651.28                 37,273.90
04/30/08         45,702.01              43,726.17                 40,235.07
05/31/08         46,563.10              44,531.63                 40,937.72
06/30/08         41,926.64              39,950.37                 36,989.49
07/31/08         40,378.33              38,553.63                 35,968.98
08/31/08         37,166.30              35,624.35                 33,275.49
09/30/08         30,666.08              29,782.56                 27,871.78
10/31/08         22,277.91              21,133.54                 20,025.52
11/30/08         20,602.46              19,325.09                 18,252.17
12/31/08         22,215.01              20,777.73                 19,810.47
01/31/09         20,789.43              18,984.56                 18,178.14
02/28/09         19,620.13              17,915.29                 17,287.79
03/31/09         22,442.41              20,224.62                 19,439.48
04/30/09         26,180.49              23,566.38                 22,629.93
05/31/09         30,669.13              27,835.60                 26,729.29
06/30/09         30,262.09              27,506.46                 26,265.56
07/31/09         33,686.63              30,688.14                 29,270.52
08/31/09         33,575.09              30,812.24                 29,363.27
09/30/09         36,628.20              33,563.48                 32,164.19
10/31/09         36,676.89              33,155.82                 31,811.75
11/30/09         38,254.21              34,973.13                 33,462.62
12/31/09         39,769.63              36,204.51                 34,632.70
01/31/10         37,558.05              34,179.56                 32,748.06
02/28/10         37,698.12              34,468.64                 32,971.97
03/31/10         40,744.58              37,321.11                 35,603.01
04/30/10         41,247.32              37,587.43                 35,733.63
05/31/10         37,247.93              34,042.56                 32,076.30
06/30/10         37,367.17              34,055.99                 32,001.66
07/31/10         40,505.41              37,233.35                 35,024.56
08/31/10         39,732.39              36,508.99                 34,147.54
09/30/10         44,153.21              40,646.27                 37,898.18
10/31/10         45,439.11              41,904.54                 38,793.85
11/30/10         44,241.44              40,842.91                 37,954.16
12/31/10         47,403.70              43,497.23                 40,595.48
01/31/11         46,126.60              42,092.22                 39,281.10
02/28/11         45,703.27              41,700.37                 38,792.90
03/31/11         48,397.57              43,860.93                 40,745.69
04/30/11         49,909.38              45,436.98                 41,778.42
05/31/11         48,620.12              44,241.00                 40,501.59
06/30/11         47,892.62              43,666.18                 39,788.07
07/31/11         47,712.50              43,585.70                 39,318.65
08/31/11         43,466.21              40,005.52                 35,582.07
09/30/11         37,136.41              33,786.30                 29,723.70
10/31/11         42,059.07              37,929.71                 33,403.96
11/30/11         39,258.26              36,685.95                 32,277.35
12/31/11         38,788.86              35,504.88                 30,938.25
01/31/12         43,196.04              39,227.49                 34,643.78
02/29/12         45,791.47              41,563.69                 36,447.54
03/31/12         44,272.81              40,672.54                 34,800.63
04/30/12         43,751.29              40,173.93                 34,173.24
05/31/12         38,867.52              35,824.05                 30,291.25
06/30/12         40,385.88              37,483.77                 31,565.64
07/31/12         41,202.76              37,842.99                 31,820.52
08/31/12         41,083.68              38,109.62                 31,781.31
09/30/12         43,570.88              40,113.59                 33,722.30
10/31/12         43,311.04              40,001.53                 33,036.09
11/30/12         43,864.10              40,446.64                 32,957.68

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Shares to the following benchmarks:

o The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIEMX)


--------------------------------------------------------------------------------
                                         11/30/12                   5/31/12
--------------------------------------------------------------------------------

Net Assets                            $475.9 Million            $202.2 Million
Net Asset Value Per Share                 $16.84                    $15.45


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*             1 Year             Since Inception 8/01/08

          8.93%                      2.41%                      -1.35%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/08

    12.95%                                                    -0.06%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------

                                      1.33%

               (includes acquired fund fees and expenses of 0.06%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             MSCI EMERGING       LIPPER EMERGING         USAA EMERGING MARKETS
             MARKETS INDEX     MARKETS FUNDS INDEX     FUND INSTITUTIONAL SHARES
07/31/08      $10,000.00           $10,000.00                 $10,000.00
08/31/08        9,204.52             9,240.21                   9,355.60
09/30/08        7,594.69             7,724.97                   7,836.31
10/31/08        5,517.29             5,481.60                   5,630.29
11/30/08        5,102.36             5,012.52                   5,131.70
12/31/08        5,501.72             5,389.31                   5,573.05
01/31/09        5,148.66             4,924.20                   5,117.78
02/28/09        4,859.08             4,646.85                   4,871.84
03/31/09        5,558.04             5,245.84                   5,484.09
04/30/09        6,483.80             6,112.62                   6,384.15
05/31/09        7,595.45             7,219.97                   7,545.85
06/30/09        7,494.64             7,134.60                   7,415.03
07/31/09        8,342.75             7,959.86                   8,273.23
08/31/09        8,315.13             7,992.05                   8,299.39
09/30/09        9,071.25             8,705.66                   9,094.79
10/31/09        9,083.31             8,599.92                   9,000.60
11/30/09        9,473.95             9,071.29                   9,471.56
12/31/09        9,849.25             9,390.69                   9,807.63
01/31/10        9,301.54             8,865.46                   9,273.63
02/28/10        9,336.23             8,940.44                   9,342.36
03/31/10       10,090.71             9,680.31                  10,093.13
04/30/10       10,215.22             9,749.39                  10,130.14
05/31/10        9,224.74             8,829.92                   9,104.44
06/30/10        9,254.27             8,833.41                   9,083.29
07/31/10       10,031.48             9,657.55                   9,945.09
08/31/10        9,840.03             9,469.67                   9,701.89
09/30/10       10,934.88            10,542.79                  10,769.89
10/31/10       11,253.34            10,869.16                  11,028.96
11/30/10       10,956.73            10,593.79                  10,732.88
12/31/10       11,739.89            11,282.27                  11,541.35
01/31/11       11,423.61            10,917.84                  11,178.18
02/28/11       11,318.77            10,816.20                  11,044.66
03/31/11       11,986.03            11,376.60                  11,600.10
04/30/11       12,360.44            11,785.40                  11,899.18
05/31/11       12,041.15            11,475.19                  11,536.01
06/30/11       11,860.98            11,326.09                  11,338.40
07/31/11       11,816.37            11,305.21                  11,204.89
08/31/11       10,764.74            10,376.59                  10,142.08
09/30/11        9,197.12             8,763.46                   8,475.76
10/31/11       10,416.25             9,838.17                   9,527.89
11/30/11        9,722.61             9,515.57                   9,207.45
12/31/11        9,606.36             9,209.22                   8,829.95
01/31/12       10,697.83            10,174.79                   9,888.20
02/29/12       11,340.61            10,780.75                  10,408.93
03/31/12       10,964.50            10,549.60                   9,938.60
04/30/12       10,835.34            10,420.27                   9,759.42
05/31/12        9,625.84             9,292.01                   8,656.38
06/30/12       10,001.88             9,722.50                   9,025.93
07/31/12       10,204.18             9,815.67                   9,098.72
08/31/12       10,174.69             9,884.83                   9,087.52
09/30/12       10,790.66            10,404.62                   9,641.84
10/31/12       10,726.31            10,375.56                   9,451.47
11/30/12       10,863.28            10,491.01                   9,429.07

                                   [END CHART]

                      *Data from 7/31/08 to 11/30/12.

                      See page 9 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA EMERGING MARKETS FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UAEMX)

--------------------------------------------------------------------------------
                                         11/30/12                    5/31/12
--------------------------------------------------------------------------------
Net Assets                             $4.6 Million               $4.2 Million
Net Asset Value Per Share                 $16.72                     $15.40

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*             1 Year             Since Inception 8/01/10
          8.50%                      1.65%                      -3.99%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/10
    12.19%                                                    -1.61%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement     2.22%                 After Reimbursement     2.06%

               (includes acquired fund fees and expenses of 0.06%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 2.00% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER EMERGING        MSCI EMERGING      USAA EMERGING MARKETS
               MARKETS FUNDS INDEX      MARKETS INDEX       FUND ADVISER SHARES
07/31/10           $10,000.00            $10,000.00              $10,000.00
08/31/10             9,805.45              9,809.16                9,516.13
09/30/10            10,916.63             10,900.57               10,556.71
10/31/10            11,254.57             11,218.03               10,801.25
11/30/10            10,969.44             10,922.35               10,567.12
12/31/10            11,682.33             11,703.05               11,294.94
01/31/11            11,304.98             11,387.76               10,923.50
02/28/11            11,199.74             11,283.25               10,787.48
03/31/11            11,780.01             11,948.42               11,326.33
04/30/11            12,203.30             12,321.66               11,608.83
05/31/11            11,882.09             12,003.37               11,247.85
06/30/11            11,727.70             11,823.76               11,049.05
07/31/11            11,706.09             11,779.29               10,913.03
08/31/11            10,744.54             10,730.96                9,871.95
09/30/11             9,074.20              9,168.26                8,244.94
10/31/11            10,187.02             10,383.57                9,265.09
11/30/11             9,852.98              9,692.10                8,945.97
12/31/11             9,535.77              9,576.22                8,571.56
01/31/12            10,535.58             10,664.27                9,594.06
02/29/12            11,163.03             11,305.03               10,094.43
03/31/12            10,923.68             10,930.10                9,632.13
04/30/12            10,789.77             10,801.35                9,458.09
05/31/12             9,621.49              9,595.64                8,381.21
06/30/12            10,067.25              9,970.49                8,729.29
07/31/12            10,163.73             10,172.16                8,799.99
08/31/12            10,235.34             10,142.77                8,783.68
09/30/12            10,773.56             10,756.81                9,316.68
10/31/12            10,743.46             10,692.66                9,120.88
11/30/12            10,863.01             10,829.20                9,093.70

                                   [END CHART]

                      *Data from 7/31/10 to 11/30/12.

                      See page 9 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             o TOP 10 INDUSTRIES* o
                                 AS OF 11/30/12
                                (% of Net Assets)

Diversified Banks ...................................................   21.1%
Wireless Telecommunication Services .................................    5.7%
Semiconductors ......................................................    3.9%
Integrated Oil & Gas ................................................    3.7%
Oil & Gas Exploration & Production ..................................    3.4%
Construction & Farm Machinery & Heavy Trucks ........................    2.9%
Diversified Metals & Mining .........................................    2.9%
Construction & Engineering ..........................................    2.8%
Internet Software & Services ........................................    2.4%
Auto Parts & Equipment ..............................................    2.0%

*Excludes exchange-traded funds.

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 11/30/12
                                (% of Net Assets)

Samsung Electronics Co. Ltd. ........................................    2.8%
Sberbank of Russia ..................................................    2.3%
Pacific Rubiales Energy Corp. .......................................    1.9%
China State Construction International Holdings Ltd. ................    1.7%
ICICI Bank Ltd. ADR .................................................    1.7%
Agricultural Bank of China Ltd. .....................................    1.7%
Standard Bank Group Ltd. ............................................    1.7%
Grupo Financiero Banorte S.A. .......................................    1.7%
iShares MSCI Taiwan Index Fund ETF ..................................    1.6%
Genomma Lab Internacional S.A. "B" ..................................    1.5%

You will find a complete list of securities that the Fund owns on pages 16-25.

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

RUSSIA                                                                    13.3%
CHINA                                                                     12.7%
BRAZIL                                                                    12.2%
SOUTH KOREA                                                               11.9%
MEXICO                                                                     7.0%
SOUTH AFRICA                                                               6.5%
TAIWAN                                                                     5.6%
INDONESIA                                                                  4.0%
TURKEY                                                                     3.5%
OTHER*                                                                    23.8%

                                   [END CHART]

* Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             EQUITY SECURITIES (95.7%)

             COMMON STOCKS (90.7%)

             CONSUMER DISCRETIONARY (11.4%)
             ------------------------------
             APPAREL RETAIL (1.3%)
   270,400   Cia Hering                                                           $  6,054
    88,856   Mr. Price Group Ltd.                                                    1,329
   512,300   Truworths International Ltd.                                            5,486
                                                                                  --------
                                                                                    12,869
                                                                                  --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
 7,410,000   Bosideng International Holdings Ltd.                                    2,266
                                                                                  --------
             AUTO PARTS & EQUIPMENT (2.0%)
    71,400   Halla Climate Control Corp.                                             1,606
    35,000   Hyundai Mobis Co. Ltd.                                                  9,228
    61,200   Mando Corp.                                                             6,923
 1,525,400   Somboon Advance Technology pcl(a)                                       1,404
                                                                                  --------
                                                                                    19,161
                                                                                  --------
             AUTOMOBILE MANUFACTURERS (1.4%)
   211,600   KIA Motors Corp.                                                       12,096
    69,410   Kolao Holdings                                                          1,259
                                                                                  --------
                                                                                    13,355
                                                                                  --------
             BROADCASTING (1.0%)
 5,590,000   Global Mediacom Tbk PT                                                  1,399
   306,800   Grupo Televisa S.A. de C.V. ADR                                         7,262
   306,000   Grupo Televisa S.A.B.                                                   1,448
                                                                                  --------
                                                                                    10,109
                                                                                  --------
             CASINOS & GAMING (1.5%)
 2,896,000   NagaCorp Ltd.                                                           1,823
 2,999,200   Sands China Ltd.                                                       12,790
                                                                                  --------
                                                                                    14,613
                                                                                  --------
             DEPARTMENT STORES (0.1%)
   555,400   Robinson Department Store Public Co. Ltd.(a)                            1,095
                                                                                  --------
             DISTRIBUTORS (0.1%)
 1,440,000   Xinhua Winshare Publishing and Media Co. Ltd.                             741
                                                                                  --------

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             FOOTWEAR (1.4%)
    83,300   Arezzo Industria e Comercio S.A.                                     $  1,442
 9,276,000   Daphne International Holdings Ltd.                                     12,304
                                                                                  --------
                                                                                    13,746
                                                                                  --------
             GENERAL MERCHANDISE STORES (0.1%)
   334,700   Aeon Co. (M) Berhad                                                     1,301
                                                                                  --------
             HOME IMPROVEMENT RETAIL (0.1%)
17,832,004   ACE Hardware Indonesia                                                  1,394
                                                                                  --------
             HOMEBUILDING (1.7%)
 4,898,900   Corporacion GEO, S.A. de C.V. "B"*                                      5,689
 1,910,100   MRV Engenharia e Participacoes S.A.                                    10,110
   371,300   Viver Incorporadora e Construtora S.A.*                                   157
                                                                                  --------
                                                                                    15,956
                                                                                  --------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
 1,014,050   Asian Hotels & Properties plc, acquired 8/04/2010; cost $774(b)           616
                                                                                  --------
             HOUSEHOLD APPLIANCES (0.2%)
 1,110,000   Haier Electronics Group Co.*                                            1,527
                                                                                  --------
             RESTAURANTS (0.2%)
   127,200   International Meal Co. Holdings S.A.                                    1,470
                                                                                  --------
             Total Consumer Discretionary                                          110,219
                                                                                  --------
             CONSUMER STAPLES (5.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
 8,779,000   BW Plantation Tbk PT                                                    1,272
                                                                                  --------
             DRUG RETAIL (0.1%)
   115,400   Raia Drogasil S.A.                                                      1,134
                                                                                  --------
             FOOD RETAIL (0.7%)
   420,600   X5 Retail Group N.V. GDR*                                               7,201
                                                                                  --------
             HOUSEHOLD PRODUCTS (0.7%)
 2,691,500   Kimberly-Clark de Mexico S.A. de C.V. "A"                               6,576
                                                                                  --------
             PACKAGED FOODS & MEAT (1.6%)
   209,704   AVI Ltd.                                                                1,363
     1,527   Lotte Confectionery Co. Ltd.                                            2,067
   243,000   Marfrig Frigorificos E Comercio de Alimentos S.A.*                      1,319
   965,000   People's Food Holdings Ltd.                                               854
   541,600   Thai Union Frozen Products Public Co. Ltd.(a)                           1,222
   213,078   Tiger Brands                                                            7,178
   676,000   Universal Robina Corp.(a)                                               1,273
                                                                                  --------
                                                                                    15,276
                                                                                  --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             PERSONAL PRODUCTS (1.0%)
    28,630   Cosmax, Inc.                                                         $  1,241
   174,500   Natura Cosmeticos S.A.                                                  4,619
   144,700   Oriflame Cosmetics S.A.                                                 4,067
                                                                                  --------
                                                                                     9,927
                                                                                  --------
             SOFT DRINKS (0.2%)
     1,152   Lotte Chilsung Beverage Co. Ltd.                                        1,511
                                                                                  --------
             TOBACCO (1.5%)
    59,980   Eastern Tobacco                                                           932
    89,300   KT&G Corp.                                                              7,068
   444,300   Souza Cruz S.A.                                                         6,460
                                                                                  --------
                                                                                    14,460
                                                                                  --------
             Total Consumer Staples                                                 57,357
                                                                                  --------
             ENERGY (8.2%)
             -------------
             INTEGRATED OIL & GAS (2.2%)
   150,400   Lukoil OAO ADR*                                                         9,465
   479,350   OAO Gazprom ADR                                                         4,266
   671,600   OAO Gazprom ADR                                                         5,971
   131,000   YPF S.A. ADR                                                            1,489
                                                                                  --------
                                                                                    21,191
                                                                                  --------
             OIL & GAS DRILLING (1.0%)
   303,500   Eurasia Drilling Co. Ltd. GDR                                           9,879
                                                                                  --------
             OIL & GAS EQUIPMENT & SERVICES (1.6%)
 3,398,000   Anton Oilfield Services Group                                           1,372
 3,319,000   Hilong Holdings Ltd.                                                    1,109
 1,332,300   SapuraKencana Petroleum Bhd.                                            1,240
   733,100   TMK OAO GDR*                                                           11,283
                                                                                  --------
                                                                                    15,004
                                                                                  --------
             OIL & GAS EXPLORATION & PRODUCTION (3.4%)
   896,240   Alliance Oil Co. Ltd.*                                                  7,079
 3,747,000   CNOOC Ltd.                                                              7,977
   829,000   Pacific Rubiales Energy Corp.                                          18,085
                                                                                  --------
                                                                                    33,141
                                                                                  --------
             Total Energy                                                           79,215
                                                                                  --------
             FINANCIALS (24.0%)
             ------------------
             DIVERSIFIED BANKS (21.1%)
37,425,000   Agricultural Bank of China Ltd.                                        16,467
 1,017,100   Alliance Financial Group Berhad                                         1,372

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   113,300   Banco Bradesco S.A.                                                  $  1,721
   523,900   Banco Bradesco S.A. ADR                                                 8,822
 1,003,300   Banco do Brasil S.A.                                                   10,288
    97,000   Banco Latinoamericano de Exportaciones S.A. "E"                         2,095
   297,700   Banco Santander Brasil S.A. ADR                                         1,992
   179,700   Bancolombia S.A. ADR                                                   11,549
   779,500   BDO Unibank, Inc.*(a)                                                   1,363
 1,236,400   BIMB Holdings Berhad                                                    1,196
15,658,000   China Construction Bank Corp. "H"                                      12,001
   837,700   Commercial International Bank                                           4,407
   149,000   Erste Bank der Oesterreichischen Sparkassen AG*                         4,382
 2,795,600   Grupo Financiero Banorte S.A.                                          15,954
    76,790   Hana Financial Group, Inc.                                              2,383
   403,200   ICICI Bank Ltd. ADR                                                    16,527
    99,200   Itau Unibanco Banco Multiplo S.A. GDR                                   1,503
    85,500   KB Financial Group, Inc.                                                2,815
   339,500   OTP Bank plc                                                            6,406
 6,850,500   PT Bank Mandiri (Persero) Tbk                                           5,891
15,873,000   PT Bank Rakyat Indonesia                                               11,665
 7,661,600   Sberbank of Russia                                                     22,525
   185,200   Sberbank of Russia ADR                                                  2,185
   305,800   Shinhan Financial Group Co. Ltd.                                        9,785
 1,356,300   Standard Bank Group Ltd.                                               16,041
   473,300   Turkiye Garanti Bankasi A.S.                                            2,246
 2,658,700   Turkiye Is Bankasi                                                      8,570
   960,500   Turkiye Vakiflar Bankasi T.A.O.                                         2,328
                                                                                  --------
                                                                                   204,479
                                                                                  --------
             LIFE & HEALTH INSURANCE (2.0%)
   858,400   Hanwha Life Insurance Co. Ltd.                                          5,961
 1,740,000   Ping An Insurance (Group) Co. of China Ltd.                            13,134
                                                                                  --------
                                                                                    19,095
                                                                                  --------
             MULTI-SECTOR HOLDINGS (0.3%)
 3,236,000   First Pacific Co. Ltd.                                                  3,407
                                                                                  --------
             REAL ESTATE OPERATING COMPANIES (0.2%)
 4,087,400   SM Prime Holdings, Inc.(a)                                              1,558
                                                                                  --------
             REGIONAL BANKS (0.2%)
10,025,000   Bank Tabungan Negara Persero Tbk PT                                     1,682
                                                                                  --------
             REITs - DIVERSIFIED (0.2%)
   592,100   Fibra Uno Administracion S.A.                                           1,550
                                                                                  --------
             Total Financials                                                      231,771
                                                                                  --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HEALTH CARE (2.7%)
             ------------------
             BIOTECHNOLOGY (0.1%)
    16,523   Medy-Tox, Inc.                                                       $  1,257
                                                                                  --------
             HEALTH CARE DISTRIBUTORS (0.2%)
 1,283,700   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                               1,451
                                                                                  --------
             HEALTH CARE EQUIPMENT (0.2%)
    99,118   Huvitz Co. Ltd.                                                         1,497
    38,231   Vieworks Co. Ltd.                                                         782
                                                                                  --------
                                                                                     2,279
                                                                                  --------
             HEALTH CARE FACILITIES (0.1%)
   635,600   KPJ Healthcare Berhad                                                   1,234
                                                                                  --------
             HEALTH CARE SUPPLIES (0.2%)
   816,900   Hartalega Holdings Bhd.                                                 1,290
   760,000   Shandong Weigao Group Medical Polymer Co. Ltd.                            791
                                                                                  --------
                                                                                     2,081
                                                                                  --------
             MANAGED HEALTH CARE (0.1%)
   141,400   Qualicorp S.A.*                                                         1,373
                                                                                  --------
             PHARMACEUTICALS (1.8%)
    75,508   Aspen Pharmacare Holdings Ltd.                                          1,329
 7,417,300   Genomma Lab Internacional S.A. "B"*                                    14,739
   136,000   Haw Par Corp. Ltd.                                                        710
                                                                                  --------
                                                                                    16,778
                                                                                  --------
             Total Health Care                                                      26,453
                                                                                  --------
             INDUSTRIALS (10.6%)
             -------------------
             AEROSPACE & DEFENSE (0.4%)
   159,000   Embraer S.A. ADR                                                        3,964
                                                                                  --------
             AIR FREIGHT & LOGISTICS (0.1%)
 5,214,000   Sinotrans Ltd. "H", acquired 8/18/2008 - 4/23/2012; cost $965(b)          807
                                                                                  --------
             AIRLINES (0.2%)
11,928,394   Air Arabia                                                              2,338
                                                                                  --------
             COMMERCIAL PRINTING (0.1%)
    68,400   Valid Solucoes e Servicos de Seguranca em
               Meios de Pagamento e Identificacao S.A.                               1,248
                                                                                  --------
             CONSTRUCTION & ENGINEERING (2.8%)
13,376,000   China State Construction International Holdings Ltd.                   16,810
 1,094,100   Gamuda Berhad                                                           1,314
   128,400   Orascom Construction Industries*                                        4,591

================================================================================

20  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
 7,199,500   Wijaya Karya Persero Tbk PT                                          $  1,223
    93,344   Wilson Bayly Holmes-Ovcon Ltd.                                          1,501
 2,960,000   Yoma Strategic Holdings Ltd.                                            1,601
                                                                                  --------
                                                                                    27,040
                                                                                  --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.9%)
    56,100   China Yuchai International Ltd.                                           858
 1,420,000   Marcopolo S.A.                                                          8,347
 2,798,500   PT United Tractors Tbk                                                  4,973
10,459,400   Zoomlion Heavy Industry Science and Technology Co. Ltd.                13,455
                                                                                  --------
                                                                                    27,633
                                                                                  --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   486,000   Zhuzhou CSR Times Electric Co. Ltd. "H"                                 1,483
                                                                                  --------
             HIGHWAYS & RAILTRACKS (0.1%)
 4,626,500   PT Citra Marga Nusaphala Persada Tbk                                    1,013
                                                                                  --------
             INDUSTRIAL CONGLOMERATES (0.9%)
   345,800   Koc Holding A.S. ADR                                                    7,908
   431,963   Turk Sise ve Cam Fabrikalari A.S.                                         636
                                                                                  --------
                                                                                     8,544
                                                                                  --------
             MARINE PORTS & SERVICES (0.4%)
   183,702   DP World Ltd.                                                           2,294
 4,795,000   Xiangyu Dredging Holdings Ltd.                                          1,374
                                                                                  --------
                                                                                     3,668
                                                                                  --------
             RAILROADS (1.3%)
   838,700   Globaltrans Investment plc GDR                                         12,849
                                                                                  --------
             TRADING COMPANIES & DISTRIBUTORS (1.2%)
 1,254,100   Barloworld Ltd.                                                        10,268
 2,942,000   PT AKR Corporindo Tbk                                                   1,319
                                                                                  --------
                                                                                    11,587
                                                                                  --------
             Total Industrials                                                     102,174
                                                                                  --------
             INFORMATION TECHNOLOGY (12.7%)
             ------------------------------
             APPLICATION SOFTWARE (0.3%)
   219,700   AsiaInfo-Linkage, Inc.*                                                 2,522
                                                                                  --------
             COMMUNICATIONS EQUIPMENT (1.1%)
 2,756,500   AAC Technologies Holdings, Inc.                                        10,350
                                                                                  --------
             COMPUTER HARDWARE (0.3%)
 3,914,000   Compal Electronics, Inc.                                                2,647
                                                                                  --------
             COMPUTER STORAGE & PERIPHERALS (1.1%)
   429,300   Catcher Technology Co. Ltd. GDR                                        11,001
                                                                                  --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   355,100   Cielo S.A. ADR                                                       $  9,595
                                                                                  --------
             ELECTRONIC COMPONENTS (0.2%)
    83,842   PARTRON Co. Ltd.                                                        1,471
                                                                                  --------
             ELECTRONIC MANUFACTURING SERVICES (1.0%)
   774,300   Flextronics International Ltd.*                                         4,483
   877,200   Hon Hai Precision Industry Co. Ltd. GDR                                 5,527
                                                                                  --------
                                                                                    10,010
                                                                                  --------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
     6,845   NCsoft Corp.                                                            1,021
                                                                                  --------
             INTERNET SOFTWARE & SERVICES (2.4%)
    53,200   Baidu, Inc. ADR*                                                        5,123
    30,100   NHN Corp.                                                               7,005
   104,115   SBS Contents Hub Co. Ltd.                                               1,351
   445,100   Yandex N.V. "A"*                                                        9,712
                                                                                  --------
                                                                                    23,191
                                                                                  --------
             IT CONSULTING & OTHER SERVICES (0.1%)
   412,573   Sonda S.A.                                                              1,227
                                                                                  --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    56,099   Tera Semicon Co. Ltd.*                                                    818
                                                                                  --------
             SEMICONDUCTORS (3.9%)
    20,851   Samsung Electronics Co. Ltd.                                           27,073
   608,200   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                        10,504
   184,000   Transcend Information, Inc.                                               497
                                                                                  --------
                                                                                    38,074
                                                                                  --------
             SYSTEMS SOFTWARE (0.1%)
    64,900   Totvs S.A.                                                              1,215
                                                                                  --------
             TECHNOLOGY DISTRIBUTORS (1.0%)
 4,964,500   Erajaya Swasembada Tbk PT                                               1,488
 1,136,750   Synnex Technology International Corp. GDR                               8,670
                                                                                  --------
                                                                                    10,158
                                                                                  --------
             Total Information Technology                                          123,300
                                                                                  --------
             MATERIALS (7.5%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
    94,300   HSBC Bank plc(a)                                                        2,194
    29,370   SKC Co. Ltd.                                                            1,108
                                                                                  --------
                                                                                     3,302
                                                                                  --------

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             CONSTRUCTION MATERIALS (0.4%)
   330,200   Cemex S.A. de C.V. ADR*                                              $  2,939
   271,645   Cimsa Cimento Sanayi ve Ticaret A.S.                                    1,274
                                                                                  --------
                                                                                     4,213
                                                                                  --------
             DIVERSIFIED METALS & MINING (2.9%)
    74,755   African Rainbow Minerals Ltd.                                           1,499
   615,100   Exxaro Resources Ltd.                                                  10,686
   284,900   Freeport-McMoRan Copper & Gold, Inc.                                   11,114
 1,292,500   Grupo Mexico S.A.B. de C.V. "B"                                         4,247
                                                                                  --------
                                                                                    27,546
                                                                                  --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.5%)
   377,400   Uralkali GDR                                                           13,975
                                                                                  --------
             FOREST PRODUCTS (0.1%)
   185,800   Duratex S.A.                                                            1,283
                                                                                  --------
             INDUSTRIAL GASES (0.4%)
 3,784,500   Yingde Gases Group Co.                                                  3,784
                                                                                  --------
             METAL & GLASS CONTAINERS (0.1%)
   394,513   Nampak Ltd.                                                             1,369
                                                                                  --------
             PAPER PACKAGING (0.1%)
 2,506,000   Greatview Aseptic Packaging Co. Ltd.                                    1,358
                                                                                  --------
             STEEL (1.7%)
    11,979   POSCO                                                                   3,579
   672,300   STP & I Public Co. Ltd.(a)                                              1,347
   111,400   Ternium S.A. ADR                                                        2,543
   495,800   Vale S.A. ADR                                                           8,473
                                                                                  --------
                                                                                    15,942
                                                                                  --------
             Total Materials                                                        72,772
                                                                                  --------
             TELECOMMUNICATION SERVICES (6.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
 1,143,800   Magyar Telekom Telecommunications plc                                   2,079
   209,500   PT Telekomunikasi ADR                                                   7,969
   133,000   Telefonica Brasil S.A. ADR                                              2,918
   123,310   Telefonica Czech Republic A.S.                                          2,198
                                                                                  --------
                                                                                    15,164
                                                                                  --------
             WIRELESS TELECOMMUNICATION SERVICES (5.3%)
   283,100   America Movil S.A.B. de C.V. ADR "L"                                    6,678
   335,000   China Mobile Ltd.                                                       3,821
   115,100   China Mobile Ltd. ADR                                                   6,552
   183,200   MegaFon OAO*                                                            3,878

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   477,100   Mobile TeleSystems ADR                                               $  8,316
   161,900   MTN Group Ltd.                                                          2,980
   128,300   Philippine Long Distance Telephone Co. ADR                              7,983
   286,200   TIM Participacoes S.A. ADR                                              5,074
   439,700   Turkcell Iletisim Hizmetleri A.S. ADR*                                  6,662
                                                                                  --------
                                                                                    51,944
                                                                                  --------
             Total Telecommunication Services                                       67,108
                                                                                  --------
             UTILITIES (0.8%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
   184,400   Companhia Paranaense de Energia ADR                                     2,480
   917,200   Federal Hydrogenerating Co. ADR                                         2,081
                                                                                  --------
                                                                                     4,561
                                                                                  --------
             GAS UTILITIES (0.3%)
   661,200   Aygaz A.S.                                                              3,227
                                                                                  --------
             Total Utilities                                                         7,788
                                                                                  --------
             Total Common Stocks (cost: $863,239)                                  878,157
                                                                                  --------
             PREFERRED SECURITIES (1.9%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.4%)
    60,900   Hyundai Motor Co. Ltd.                                                  4,060
                                                                                  --------
             Total Consumer Discretionary                                            4,060
                                                                                  --------
             ENERGY (1.5%)
             -------------
             INTEGRATED OIL & GAS (1.5%)
   801,070   Petroleo Brasileiro S.A. ADR                                           14,059
                                                                                  --------
             Total Energy                                                           14,059
                                                                                  --------
             Total Preferred Securities (cost: $26,171)                             18,119
                                                                                  --------
             EXCHANGE-TRADED FUNDS (2.7%)
 1,109,935   iShares MSCI Taiwan Index Fund ETF                                     15,051
   593,515   WisdomTree India Earnings ETF                                          11,164
                                                                                  --------
             Total Exchange-Traded Funds (cost: $25,080)                            26,215
                                                                                  --------
             RIGHTS (0.0%)

             INFORMATION TECHNOLOGY (0.0%)
             -----------------------------
             IT CONSULTING & OTHER SERVICES (0.0%)
    53,507   Sonda S.A.(a)                                                               3
                                                                                  --------
             Total Information Technology                                                3
                                                                                  --------
             Total Rights (cost: $--)                                                    3
                                                                                  --------

================================================================================

24  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             WARRANTS (0.4%)

             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   191,800   HSBC Bank plc*(a)                                                    $  3,682
                                                                                  --------
             Total Telecommunication Services                                        3,682
                                                                                  --------
             Total Warrants (cost: $3,853)                                           3,682
                                                                                  --------
             Total Equity Securities (cost: $918,343)                              926,176
                                                                                  --------
             MONEY MARKET INSTRUMENTS (4.8%)

             MONEY MARKET FUNDS (4.8%)
46,971,912   State Street Institutional Liquid Reserve Fund, 0.18%(c)               46,972
                                                                                  --------
             Total Money Market Instruments (cost: $46,972)                         46,972
                                                                                  --------

             TOTAL INVESTMENTS (COST: $965,315)                                   $973,148
                                                                                  ========

------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
------------------------------------------------------------------------------------------
                                     (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                 QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                             IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                    FOR IDENTICAL ASSETS             INPUTS        INPUTS      TOTAL
------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $866,701            $11,456            $-   $878,157
  Preferred Securities                  18,119                  -             -     18,119
  Exchange-Traded Funds                 26,215                  -             -     26,215
  Rights                                     -                  3             -          3
  Warrants                                   -              3,682             -      3,682

Money Market Instruments:
  Money Market Funds                    46,972                  -             -     46,972
------------------------------------------------------------------------------------------
Total                                 $958,007            $15,141            $-   $973,148
------------------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o CATEGORIES AND DEFINITIONS

  RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

  WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

  GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Security was fair valued at November 30, 2012, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

  (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2012, was $1,423,000, which represented 0.1% of the Fund's net assets.

  (c) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $965,315)               $  973,148
   Cash                                                                             1,409
   Cash denominated in foreign currencies (identified cost of $294)                   300
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                               9
         Nonaffiliated transactions                                                   540
      Dividends and interest                                                          393
      Securities sold                                                               2,413
      Other                                                                             2
   Unrealized appreciation on foreign currency contracts held, at value                 1
                                                                               ----------
         Total assets                                                             978,215
                                                                               ----------
LIABILITIES
   Payables:
      Payable for return of collateral for securities loaned (Note 5)                   2
      Securities purchased                                                          7,624
      Capital shares redeemed                                                         673
   Accrued management fees                                                            756
   Accrued transfer agent's fees                                                      111
   Other accrued expenses and payables                                                700
                                                                               ----------
         Total liabilities                                                          9,866
                                                                               ----------
            Net assets applicable to capital shares outstanding                $  968,349
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,034,055
   Accumulated undistributed net investment income                                 10,100
   Accumulated net realized loss on investments                                   (83,079)
   Net unrealized appreciation of investments                                       7,833
   Net unrealized depreciation of foreign currency translations                      (560)
                                                                               ----------
            Net assets applicable to capital shares outstanding                $  968,349
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $487,898/29,027 shares outstanding)           $    16.81
                                                                               ==========
      Institutional Shares (net assets of $475,850/28,251 shares outstanding)  $    16.84
                                                                               ==========
      Adviser Shares (net assets of $4,601/275 shares outstanding)             $    16.72
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,798)                     $ 10,984
   Interest                                                                      42
                                                                           --------
         Total income                                                        11,026
                                                                           --------
EXPENSES
   Management fees                                                            4,532
   Administration and servicing fees:
      Fund Shares                                                               500
      Institutional Shares                                                      139
      Adviser Shares                                                              3
   Transfer agent's fees:
      Fund Shares                                                             1,146
      Institutional Shares                                                      139
   Distribution and service fees (Note 7F):
      Adviser Shares                                                              6
   Custody and accounting fees:
      Fund Shares                                                               302
      Institutional Shares                                                      136
      Adviser Shares                                                              2
   Postage:
      Fund Shares                                                                23
   Shareholder reporting fees:
      Fund Shares                                                                16
   Trustees' fees                                                                 7
   Registration fees:
      Fund Shares                                                                26
      Institutional Shares                                                        1
      Adviser Shares                                                             21
   Professional fees                                                             57
   Other                                                                         11
                                                                           --------
         Total expenses                                                       7,067
   Expenses reimbursed:
      Adviser Shares                                                             (9)
                                                                           --------
         Net expenses                                                         7,058
                                                                           --------
NET INVESTMENT INCOME                                                         3,968
                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized loss on:
      Investments (net of foreign taxes withheld of $777)                   (45,834)
      Foreign currency transactions                                             (45)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                           120,407
      Foreign currency translations                                              70
                                                                           --------
         Net realized and unrealized gain                                    74,598
                                                                           --------
   Increase in net assets resulting from operations                        $ 78,566
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended
May 31, 2012

--------------------------------------------------------------------------------

                                                                    11/30/2012    5/31/2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $   3,968    $   10,204
   Net realized loss on investments                                   (45,834)      (31,482)
   Net realized loss on foreign currency transactions                     (45)       (1,236)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     120,407      (245,932)
      Foreign currency translations                                        70          (417)
                                                                    -----------------------
      Increase (decrease) in net assets resulting from operations      78,566      (268,863)
                                                                    -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                           -        (5,778)
      Institutional Shares                                                  -        (2,202)
      Adviser Shares                                                        -           (20)
                                                                    -----------------------
         Total distributions of net investment income                       -        (8,000)
                                                                    -----------------------
   Net realized gains:
      Fund Shares                                                           -       (22,083)
      Institutional Shares                                                  -        (5,740)
      Adviser Shares                                                        -          (154)
                                                                    -----------------------
         Total distributions of net realized gains                          -       (27,977)
                                                                    -----------------------
      Distributions to shareholders                                         -       (35,977)
                                                                    -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                       (244,285)       93,668
   Institutional Shares                                               256,960        75,856
   Adviser Shares                                                           -             2
                                                                    -----------------------
      Total net increase in net assets from
         capital share transactions                                    12,675       169,526
                                                                    -----------------------
   Capital contribution from USAA Transfer Agency Company:
      Fund Shares                                                           -             5
      Institutional Shares                                                  -             1
                                                                    -----------------------
   Net increase (decrease) in net assets                               91,241      (135,308)

NET ASSETS
   Beginning of period                                                877,108     1,012,416
                                                                    -----------------------
   End of period                                                    $ 968,349    $  877,108
                                                                    =======================
Accumulated undistributed net investment income:
   End of period                                                    $  10,100    $    6,132
                                                                    =======================

See accompanying notes to financial statements.

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

        otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets. Level 2 securities also included rights and warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

    from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2012, the Fund did not receive any brokerage commission recapture credits.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2012, the Adviser Shares did not receive redemption fees.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $3,000, which represents 1.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had no pre-enactment capital loss carryforwards and post-enactment short-term capital loss carryforwards of $5,376,000 for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2012, were $1,074,679,000 and $1,063,287,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $53,416,000 and $45,583,000, respectively, resulting in net unrealized appreciation of $7,833,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2012, the Fund received no securities-lending income, which is net of the 20% income retained by Citibank. As of November 30, 2012, the Fund had no securities out on loan. However, a payable to Lehman Brothers, Inc. of $2,000 remains for unclaimed cash collateral and interest on prior lending of securities.

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH
                                           PERIOD ENDED                YEAR ENDED
                                            11/30/2012                  5/31/2012
-------------------------------------------------------------------------------------
                                       SHARES       AMOUNT       SHARES       AMOUNT
                                      -----------------------------------------------
FUND SHARES:
Shares sold                             3,126     $  51,193      12,127     $ 217,801
Shares issued from reinvested
  dividends                                 -             -       1,696        27,252
Shares redeemed                       (17,520)     (295,478)     (8,464)     (151,385)
                                      -----------------------------------------------
Net increase (decrease) from
  capital share transactions          (14,394)    $(244,285)      5,359     $  93,668
                                      ===============================================
INSTITUTIONAL SHARES:
Shares sold                            16,142     $ 273,221       6,494     $ 113,051
Shares issued from reinvested
  dividends                                 -             -         496         7,940
Shares redeemed                          (973)      (16,261)     (2,495)      (45,135)
                                      -----------------------------------------------
Net increase from capital
  share transactions                   15,169     $ 256,960       4,495     $  75,856
                                      ===============================================
ADVISER SHARES:
Shares sold                                 -*    $       -*          1     $      24
Shares issued from reinvested
  dividends                                 -             -           -*            2
Shares redeemed                             -             -          (1)          (24)
                                      -----------------------------------------------
Net increase from capital
  share transactions                        -*    $       -*          -*    $       2
                                      ===============================================

*Represents less than 500 shares or $500.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Emerging Markets Funds Index over the performance period. The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $4,532,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(172,000), $(35,000), and $(1,000), respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.05)%, (0.03)%, and (0.04)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management (Lazard), and Victory Capital Management Inc. (Victory), under which Brandes, Lazard, and Victory direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Brandes a subadvisory fee in the annual amount of 0.75% for assets up to $300 million; 0.70% for assets over $300 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Brandes manages. For the period October 16, 2012, through November 30, 2012, the Manager incurred subadvisory fees, paid or payable to Brandes, of $90,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    The Manager (not the Fund) pays Lazard a subadvisory fee in the annual amount of 0.75% for assets up to $200 million; 0.70% for assets over $200 million up to $400 million; 0.65% for assets over $400 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Lazard manages. For the period October 16, 2012, through November 30, 2012, the Manager incurred subadvisory fees, paid or payable to Lazard, of $398,000.

    The Manager (not the Fund) pays Victory a subadvisory fee in the annual amount of 0.85% for assets up to $50 million; 0.75% for assets over $50 million up to $150 million; and 0.70% for assets over $150 million on the portion of the Fund's average net assets that Victory manages. For the period October 16, 2012, through November 30, 2012, the Manager incurred subadvisory fees, paid or payable to Victory, of $70,000.

    Effective October 15, 2012, the Manager terminated its investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company). For the six-month period ended November 30, 2012, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $1,237,000.

    Effective October 15, 2012, the Manager terminated its investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch). For the six-month period ended November 30, 2012, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $1,315,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $500,000, $139,000, and $3,000, respectively.

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $14,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Adviser Shares to 2.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2012, the Adviser Shares incurred reimbursable expenses of $9,000, of which less than $500 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,146,000, $139,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2012, the Fund recorded a receivable for capital shares sold of $9,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of November 30, 2012, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.0%*
USAA Cornerstone Equity Fund                                           0.1
USAA Target Retirement Income Fund                                     1.0
USAA Target Retirement 2020 Fund                                       2.4
USAA Target Retirement 2030 Fund                                       5.6
USAA Target Retirement 2040 Fund                                       7.2
USAA Target Retirement 2050 Fund                                       3.6

*Represents less than 0.1%.

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2012, USAA and its affiliates owned 271,000 Adviser Shares, which represent 98.6% of the Adviser Shares and 0.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                        YEAR ENDED MAY 31,
                                     ----------------------------------------------------------------------------
                                         2012          2012         2011         2010           2009         2008
                                     ----------------------------------------------------------------------------
Net asset value at
  beginning of period                $  15.45      $  21.57     $  17.20     $  14.41       $  24.47     $  22.67
                                     ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .08(e)        .15          .13          .11            .23          .29
  Net realized and
    unrealized gain (loss)               1.28(e)      (5.57)        4.37         2.79          (9.15)        3.99
                                     ----------------------------------------------------------------------------
Total from investment
  operations                             1.36(e)      (5.42)        4.50         2.90          (8.92)        4.28
                                     ----------------------------------------------------------------------------
Less distributions from:
  Net investment income                     -          (.14)        (.13)        (.11)          (.20)        (.29)
  Realized capital gains                    -          (.56)           -            -           (.94)       (2.19)
                                     ----------------------------------------------------------------------------
Total distributions                         -          (.70)        (.13)        (.11)         (1.14)       (2.48)
                                     ----------------------------------------------------------------------------
Net asset value at end
  of period                          $  16.81      $  15.45     $  21.57     $  17.20       $  14.41     $  24.47
                                     ============================================================================
Total return (%)*                        8.80        (25.21)       26.19        20.07(a)      (34.71)       18.78
Net assets at end of
  period (000)                       $487,898      $670,698     $821,004     $557,639       $425,934     $622,436
Ratios to average
  net assets:**
  Expenses (%)(b),(c)                    1.57(d)       1.58         1.59         1.66(a)        1.79         1.51
  Net investment income (%)               .91(d)       1.06          .68          .61           1.98         1.22
Portfolio turnover (%)                    119(f)         72           66           66             76           64

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $665,741,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts.The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80% of the Fund Shares' average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Calculated using average shares. For the six-month period ended November 30, 2012, average shares were 39,199,000.
(f) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH                                             PERIOD
                               PERIOD ENDED                                            ENDED
                               NOVEMBER 30,           YEAR ENDED MAY 31,              MAY 31,
                               -----------------------------------------------------------------
                                   2012           2012        2011         2010         2009***
                               -----------------------------------------------------------------
Net asset value at
  beginning of period          $  15.45       $  21.60    $  17.22      $ 14.41      $ 21.26
                               -------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .05(e)         .20         .22          .21(a)       .31(a)
  Net realized and
    unrealized gain (loss)         1.34(e)       (5.58)       4.37         2.78(a)     (5.98)(a)
                               -------------------------------------------------------------
Total from investment
  operations                       1.39(e)       (5.38)       4.59         2.99(a)     (5.67)(a)
                               -------------------------------------------------------------
Less distributions from:
  Net investment income               -           (.21)       (.21)        (.18)        (.24)
  Realized capital gains              -           (.56)          -            -         (.94)
                               -------------------------------------------------------------
Total distributions                   -           (.77)       (.21)        (.18)       (1.18)
                               -------------------------------------------------------------
Net asset value at end
  of period                    $  16.84       $  15.45    $  21.60      $ 17.22      $ 14.41
                               =============================================================
Total return (%)*                  9.00         (25.01)      26.71        20.74       (24.59)
Net assets at end of
  period (000)                 $475,850       $202,173    $185,493      $77,410      $23,255
Ratios to average
  net assets:**
  Expenses (%)(b)                  1.29(c)        1.27        1.20(d)      1.13(d)      1.13(c),(d)
  Expenses, excluding
    reimbursements (%)(b)          1.29(c)        1.27        1.22         1.24         1.28(c)
  Net investment income (%)         .67(c)        1.40        1.13         1.17         3.30(c)
Portfolio turnover (%)              119(f)          72          66           66           76

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $276,681,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to October 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.13% of the Institutional Shares' average net assets.
(e) Calculated using average shares. For the six-month period ended November 30, 2012, average shares were 17,902,000.
(f) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH                          PERIOD
                                                 PERIOD ENDED       YEAR ENDED        ENDED
                                                 NOVEMBER 30,         MAY 31,        MAY 31,
                                                 ---------------------------------------------
                                                     2012              2012            2011***
                                                 ---------------------------------------------
Net asset value at beginning of period             $15.40           $ 21.50          $19.22
                                                   ----------------------------------------
Income (loss) from investment operations:
  Net investment income                               .03               .10             .03(a)
  Net realized and unrealized gain (loss)            1.29             (5.57)           2.36(a)
                                                   ----------------------------------------
Total from investment operations                     1.32             (5.47)           2.39(a)
                                                   ----------------------------------------
Less distributions from:
  Net investment income                                 -              (.07)           (.11)
  Realized capital gains                                -              (.56)              -
                                                   ----------------------------------------
Total distributions                                     -              (.63)           (.11)
                                                   ----------------------------------------
Net asset value at end of period                   $16.72           $ 15.40          $21.50
                                                   ========================================
Total return (%)*                                    8.57            (25.53)          12.48
Net assets at end of period (000)                  $4,601           $ 4,237          $5,919
Ratios to average net assets:**
  Expenses (%)(b)                                    2.00(c)           2.00            2.00(c)
  Expenses, excluding reimbursements (%)(b)          2.41(c)           2.16            2.26(c)
  Net investment income (%)                           .33(c)            .63             .16(c)
Portfolio turnover (%)                                119(d)             72              66

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $4,516,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                     BEGINNING         ENDING          DURING PERIOD*
                                   ACCOUNT VALUE    ACCOUNT VALUE      JUNE 1, 2012 -
                                   JUNE 1, 2012   NOVEMBER 30, 2012  NOVEMBER 30, 2012
                                   ---------------------------------------------------
FUND SHARES
Actual                               $1,000.00        $1,088.00            $ 8.22

Hypothetical
 (5% return before expenses)          1,000.00         1,017.20              7.94

INSTITUTIONAL SHARES
Actual                                1,000.00         1,090.00              6.76

Hypothetical
 (5% return before expenses)          1,000.00         1,018.60              6.53

ADVISER SHARES

Actual                                1,000.00         1,085.70             10.46
Hypothetical
 (5% return before expenses)          1,000.00         1,015.04             10.10

* Expenses are equal to the annualized expense ratio of 1.57% for Fund Shares, 1.29% for Institutional Shares, and 2.00% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 8.80% for Fund Shares, 9.00% for Institutional Shares, and 8.57% for Adviser Shares for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

52  | USAA EMERGING MARKETS FUND

================================================================================

TRUSTEES                    Daniel S. McNamara
                            Robert L. Mason, Ph.D.
                            Barbara B. Ostdiek, Ph.D.
                            Michael F. Reimherr
                            Paul L. McNamara
                            Patrick T. Bannigan*

                            *Effective October 31, 2012, Patrick T. Bannigan
                             resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND           USAA Asset Management Company
INVESTMENT ADVISER          P.O. Box 659453
                            San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND             USAA Investment Management Company
DISTRIBUTOR                 P.O. Box 659453
                            San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT              USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND               State Street Bank and Trust Company
ACCOUNTING AGENT            P.O. Box 1713
                            Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                 Ernst & Young LLP
REGISTERED PUBLIC           100 West Houston St., Suite 1800
ACCOUNTING FIRM             San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                 Under "My Accounts" on
SELF-SERVICE 24/7           usaa.com select "Investments,"
AT USAA.COM                 then "Mutual Funds"

OR CALL                     Under "Investments" view
(800) 531-USAA              account balances, or click
        (8722)              "I want to...," and select
                            the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   25559-0113                                (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.